Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 27, 2025
to the Prospectus and Summary Prospectuses of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Conservative Portfolio	5/1/2025
Variable Portfolio – Moderately Conservative Portfolio	5/1/2025
Variable Portfolio – Moderate Portfolio	5/1/2025
Variable Portfolio – Moderately Aggressive Portfolio	5/1/2025
Variable Portfolio – Aggressive Portfolio	5/1/2025
Effective immediately, the following changes are hereby made to the Funds' Prospectus and each Fund's Summary Prospectus.
The Asset Class Exposure table for each Fund under the heading "Principal Investment Strategies" in the "Summaries of the Funds" section of the Prospectus and Summary Prospectus, is hereby superseded and replaced with the following:
Variable Portfolio-Conservative Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Conservative Portfolio	10–25%*	60-90%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
Variable Portfolio-Moderately Conservative Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderately Conservative Portfolio	25-40%*	50-75%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
Variable Portfolio-Moderate Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderate Portfolio	40-55%*	40-60%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
Variable Portfolio-Moderately Aggressive Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderately Aggressive Portfolio	55-70%*	25-45%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
Variable Portfolio-Aggressive Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Aggressive Portfolio	70-85%*	10-30%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The rest of the sections remain the same.

Variable Portfolio - Aggressive Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 27, 2025
to the Prospectus and Summary Prospectuses of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Conservative Portfolio	5/1/2025
Variable Portfolio – Moderately Conservative Portfolio	5/1/2025
Variable Portfolio – Moderate Portfolio	5/1/2025
Variable Portfolio – Moderately Aggressive Portfolio	5/1/2025
Variable Portfolio – Aggressive Portfolio	5/1/2025
Effective immediately, the following changes are hereby made to the Funds' Prospectus and each Fund's Summary Prospectus.
The Asset Class Exposure table for each Fund under the heading "Principal Investment Strategies" in the "Summaries of the Funds" section of the Prospectus and Summary Prospectus, is hereby superseded and replaced with the following:
Variable Portfolio-Aggressive Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Aggressive Portfolio	70-85%*	10-30%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The rest of the sections remain the same.

Variable Portfolio - Moderately Aggressive Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 27, 2025
to the Prospectus and Summary Prospectuses of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Conservative Portfolio	5/1/2025
Variable Portfolio – Moderately Conservative Portfolio	5/1/2025
Variable Portfolio – Moderate Portfolio	5/1/2025
Variable Portfolio – Moderately Aggressive Portfolio	5/1/2025
Variable Portfolio – Aggressive Portfolio	5/1/2025
Effective immediately, the following changes are hereby made to the Funds' Prospectus and each Fund's Summary Prospectus.
The Asset Class Exposure table for each Fund under the heading "Principal Investment Strategies" in the "Summaries of the Funds" section of the Prospectus and Summary Prospectus, is hereby superseded and replaced with the following:
Variable Portfolio-Moderately Aggressive Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderately Aggressive Portfolio	55-70%*	25-45%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The rest of the sections remain the same.

Variable Portfolio - Moderate Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 27, 2025
to the Prospectus and Summary Prospectuses of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Conservative Portfolio	5/1/2025
Variable Portfolio – Moderately Conservative Portfolio	5/1/2025
Variable Portfolio – Moderate Portfolio	5/1/2025
Variable Portfolio – Moderately Aggressive Portfolio	5/1/2025
Variable Portfolio – Aggressive Portfolio	5/1/2025
Effective immediately, the following changes are hereby made to the Funds' Prospectus and each Fund's Summary Prospectus.
The Asset Class Exposure table for each Fund under the heading "Principal Investment Strategies" in the "Summaries of the Funds" section of the Prospectus and Summary Prospectus, is hereby superseded and replaced with the following:
Variable Portfolio-Moderate Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderate Portfolio	40-55%*	40-60%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The rest of the sections remain the same.

Variable Portfolio - Moderately Conservative Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 27, 2025
to the Prospectus and Summary Prospectuses of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Conservative Portfolio	5/1/2025
Variable Portfolio – Moderately Conservative Portfolio	5/1/2025
Variable Portfolio – Moderate Portfolio	5/1/2025
Variable Portfolio – Moderately Aggressive Portfolio	5/1/2025
Variable Portfolio – Aggressive Portfolio	5/1/2025
Effective immediately, the following changes are hereby made to the Funds' Prospectus and each Fund's Summary Prospectus.
The Asset Class Exposure table for each Fund under the heading "Principal Investment Strategies" in the "Summaries of the Funds" section of the Prospectus and Summary Prospectus, is hereby superseded and replaced with the following:
Variable Portfolio-Moderately Conservative Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Moderately Conservative Portfolio	25-40%*	50-75%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The rest of the sections remain the same.

Variable Portfolio - Conservative Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 27, 2025
to the Prospectus and Summary Prospectuses of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Conservative Portfolio	5/1/2025
Variable Portfolio – Moderately Conservative Portfolio	5/1/2025
Variable Portfolio – Moderate Portfolio	5/1/2025
Variable Portfolio – Moderately Aggressive Portfolio	5/1/2025
Variable Portfolio – Aggressive Portfolio	5/1/2025
Effective immediately, the following changes are hereby made to the Funds' Prospectus and each Fund's Summary Prospectus.
The Asset Class Exposure table for each Fund under the heading "Principal Investment Strategies" in the "Summaries of the Funds" section of the Prospectus and Summary Prospectus, is hereby superseded and replaced with the following:
Variable Portfolio-Conservative Portfolio
Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income and Cash/Cash Equivalents	Alternative Strategies
Conservative Portfolio	10–25%*	60-90%*	0–10%*
*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The rest of the sections remain the same.